Securities and Exchange Commission
                            Washington, DC 20549
                     Rule 23c-2 Notice of Intention to
                             Redeem Securities

                                     of

                        Van Kampen High Income Trust
                             One Parkview Plaza
                         Oakbrook Terrace, IL 60181

                                 under the

                       Investment Company Act of 1940

                      Securities Act File No. 33-25819
                  Investment Company Act File No. 811-5707

(1)      Title of the class of Securities to be redeemed:

             Auction Market Preferred Shared Shares, par value of $ .01 per share, liquidation preference of $100,000 per share ("AMPS").

(2)      Date on which the securities may be called or redeemed:

             September 18, 2002

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

             AMPS are to be redeemed in accordance with Section 3 of the Certificate of Vote of Trustees Establishing a Class of Preferred Shares, dated June 1, 1989.

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

             Van Kampen High Income Trust intends to redeem 37 shares of AMPS, which have a total liquidation preference of $3,700,000. Such redemption shall be effected pro rata.

                                                   Signature



         Pursuant to the requirement of Rule 23c-2, Van Kampen High Income Trust has duly caused this Notice of Intention to Redeem Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereto duly authorized in the State of Illinois on this 30th day of July 2002.

                                                 Van Kampen High Income Trust


                                                 By:   /s/  A. Thomas Smith III
                                                       ------------------------
                                                 Name:   A. Thomas Smith III
                                                 Title:  Secretary